Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of change in asset retirement obligation	The following table summarizes changes in our asset retirement obligation, which is reported within other noncurrent liabilities in our consolidated balance sheets (in thousands):

Balance at March 31, 2017	$8,181
Liabilities incurred	592
Liabilities assumed in acquisitions	21
Liabilities settled	(549)
Accretion expense	888
Balance at March 31, 2018	9,133
Liabilities incurred	586
Liabilities assumed in acquisitions	438
Liabilities associated with disposed assets (1)	(585)
Liabilities settled	(546)
Accretion expense	697
Balance at March 31, 2019	$9,723

(1)
This amount primarily relates to the sales of our Bakken and South Pecos water disposal businesses (see Note 16).

Schedule of future minimum lease payments under contractual commitments	The following table summarizes future minimum lease payments under these agreements at March 31, 2019 (in thousands):

Year Ending March 31,
2020	$100,552
2021	76,485
2022	54,611
2023	30,379
2024	18,341
Thereafter	41,845
Total	$322,213

Amounts in the table above do not include leases related to TPSL (see Note 1 and Note 17).

Schedule of outstanding purchase commitments
At March 31, 2019, we had the following commodity purchase commitments (in thousands):

	Crude Oil (1)		Natural Gas Liquids
	Value	Volume (in barrels)	Value	Volume (in gallons)
Fixed-Price Commodity Purchase Commitments:
2020	$60,227	1,040	$5,033	7,545
2021	—	—	265	378
Total	$60,227	1,040	$5,298	7,923

Index-Price Commodity Purchase Commitments:
2020	$1,703,112	30,363	$564,013	1,023,998
2021	526,420	10,227	1,199	2,152
2022	411,071	8,264	—	—
2023	269,990	5,482	—	—
2024	200,022	4,110	—	—
Total	$3,110,615	58,446	$565,212	1,026,150

(1)
Our crude oil index-price purchase commitments exceed our crude oil index-price sales commitments (presented below) due primarily to our long-term purchase commitments for crude oil that we purchase and ship on the Grand Mesa Pipeline. As these purchase commitments are deliver-or-pay contracts, whereby our counterparty is required to pay us for any volumes not delivered, we have not entered into corresponding long-term sales contracts for volumes we may not receive.

Schedule of outstanding sales commitments
At March 31, 2019, we had the following commodity sale commitments (in thousands):

	Crude Oil		Natural Gas Liquids
	Value	Volume (in barrels)	Value	Volume (in gallons)
Fixed-Price Commodity Sale Commitments:
2020	$63,759	1,090	$45,626	52,766
2021	—	—	1,395	1,580
2022	—	—	86	100
Total	$63,759	1,090	$47,107	54,446

Index-Price Commodity Sale Commitments:
2020	$1,240,074	20,500	$594,877	778,454
2021	—	—	1,634	2,183
Total	$1,240,074	20,500	$596,511	780,637